INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of Income Tax Reconciliation

	Years ended December 31,
	2025 $	2024 $
Net income before tax	400,175	141,734
Statutory tax rate	27.0%	27.0%
Anticipated income tax expense at statutory rates	108,047	38,268
Deductible expenditures	(6,598)	(8,584)
Differences between Canadian and foreign tax rates	24,386	14,633
Changes in estimate	125	9,189
Inflation adjustment	(30,563)	(67,575)
Impact of foreign exchange	2,482	32,860
Change in deferred tax assets not recognized	(34,919)	16,070
Mining taxes	6,052	5,316
Withholding taxes	41,901	9,293
Other items	485	1,946
Total income tax expense	111,398	51,416

Total income tax represented by:
Current income tax expense	125,095	76,957
Deferred tax recovery	(13,697)	(25,541)
	111,398	51,416

Schedule of Current and Deferred Taxes

	Years ended December 31,
	2025 $	2024 $
Current tax expense
Current taxes on profit for the year	128,135	71,427
Changes in estimates related to prior years	(3,040)	5,530
	125,095	76,957

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	(16,862)	(29,200)
Changes in estimates related to prior years	3,165	3,659
	(13,697)	(25,541)

Total tax expense	111,398	51,416

Schedule of Deferred Tax Assets and Liabilities

	December 31, 2025 $	December 31, 2024 $
Deferred tax assets
Reclamation and closure cost obligation	12,394	12,377
Carried forward tax loss	12,368	11,479
Equipment and buildings	14,620	–
Accounts payable and accrued liabilities	2,888	25,282
Deductibility of resource taxes	250	182
Lease obligations	15,599	7,664
Other	527	–
Total deferred tax assets	58,646	56,984

Deferred tax liabilities
Mineral properties	(138,007)	(159,319)
Mining and foreign withholding taxes	(16,873)	(243)
Equipment and buildings	–	(15,938)
2024 Convertible Notes	(9,321)	(11,371)
Inflation	–	(196)
Inventory and other	(14,755)	(14,183)
Total deferred tax liabilities	(178,956)	(201,250)

Net deferred tax liabilities	(120,310)	(144,266)

Classification:
Deferred tax assets	–	–
Deferred tax liabilities	(120,310)	(144,266)
Net deferred tax liabilities	(120,310)	(144,266)

	2025 $	2024 $
At January 1	144,266	159,855
Deferred income tax recovery through income statement	(13,697)	(26,165)
Deferred income tax (recovery) expense through equity	(10,259)	10,576
At December 31	120,310	144,266

Schedule of Unrecognized Deductible Temporary Difference and Unused Tax Losses

	December 31, 2025 $	December 31, 2024 $
Unrecognized deductible temporary differences and unused tax losses
Non-capital losses	164,040	174,195
Provisions	27,574	13,676
Share issue costs	202	–
Mineral properties, plant and equipment	1,922	238,795
Lease obligation	248	–
Derivative liabilities	–	25,808
Capital losses	72,717	5,236
Investments in equity securities and associates	755	1,049
Unrecognized deductible temporary differences	267,458	458,759

	December 31, 2025 $	December 31, 2024 $
Côte d’Ivoire	194,384	–
Peru	75,736	88,361
Argentina	54,119	–
Mexico	–	14,942

Schedule of Tax Losses Expiry Dates

	Year of expiry	December 31, 2025 $	Year of expiry	December 31, 2024 $
Canada	2026 - 2045	206,070	2025 - 2044	200,452
Mexico	2026 - 2035	–	2025 - 2034	22,997